UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30th, 2011


Check here if Amendment [ ];

Amendment Number:


This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jump Trading, LLC
Address: 600 W. Chicago Ave, Suite 825
	 Chicago, IL 60654


Form 13F File Number: 28-14477



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: Carey Harrold
Title: Chief Financial Officer
Phone: 312 205-8900


Signature, Place, and Date of Signing:

Carey Harrold		Chicago, IL 		August 11, 2011
[Signature]		[City, State]		[Date]





Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: _____________________

Form 13F Information Table Entry Total: 19

Form 13F Information Table Value Total: 90,161
(thousands)


List of Other Included Managers:

NONE

				 Form 13F Information Table
					 			SH/ 	PUT/ INVSTMNTOTHER	VOTING AUTHORITY
ISSUER		TITLE		CUSIP		Value	SHARES	AMT	CALL DSCRETNMANAGER	SOLE	SHARED	NONE
PROSHARES	ULTRA SI	74347W841	226	1,369	SH	N/A  SOLE    N/A    	1,369	0	0
CBOE HLDG	COM		12503M108    	929	37,748	SH	N/A  SOLE    N/A    	37,748	0	0
SPDR DOW	UT SER 1 	78467X109  	3,343	27,000	SH	N/A  SOLE    N/A    	27,000	0	0
ISHARES T	MSCI EME 	464287234    	272	5,715	SH	N/A  SOLE    N/A     	5,715	0	0
INTERCONT	COM	     	45865V100	986	7,905	SH	N/A  SOLE    N/A     	7,905	0	0
ISHARES T	RUSSELL   	464287655	1,987	23,999	SH	N/A  SOLE    N/A    	23,999	0	0
PROSHARES	PSHS UL  	74347R206	1,598	28,005	SH	N/A  SOLE    N/A    	28,005	0	0
PROSHARES	PSHS UL  	74347R883	9,927	480,509 SH	N/A  SOLE    N/A   	480,509	0	0
ISHARES S	ISHARES  	46428Q109	10,926	322,767 SH	N/A  SOLE    N/A   	322,767	0	0
PROSHARES	ULT      	74347X856	1,535	98,784 	SH	N/A  SOLE    N/A    	98,784	0	0
SPDR S&P	TR UNIT  	78462F103	39,525	299,500 SH	N/A  SOLE    N/A   	299,500	0	0
DIREXION	DLY SMCA 	25459W847	2,923	35,768 	SH	N/A  SOLE    N/A    	35,768	0	0
PROSHARES	PSHS ULS 	74348A202	420	10,061 	SH	N/A  SOLE    N/A    	10,061	0	0
DIREXION	DLY SMCA 	25459W110	1,384	39,920 	SH	N/A  SOLE    N/A    	39,920	0	0
PROSHARES	ULT DJ U 	74347W650	1,328	31,495 	SH	N/A  SOLE    N/A    	31,495	0	0
UNITED ST	UNITS    	91232N108	6,254	167,861 SH	N/A  SOLE    N/A   	167,861	0	0
PROSHARES	SHRT SIL 	74347W643	298	15,692 	SH	N/A  SOLE    N/A    	15,692	0	0
NYSE Euro	COM	     	629491101	293	8,546 	SH	N/A  SOLE    N/A     	8,546	0	0
CME Group	COM	     	12572Q105	6,007	20,600 	SH	N/A  SOLE    N/A    	20,600	0	0